STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable	48,375	191,900
Non vested options	52,000	475,450
Share-based compensation expense	$ 58	$ 859	$ 714
Unrecognized compensation cost related to stock options granted	$ 135	$ 1,816
AU10TIX Technologies B.V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,400,000